Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

18. Commitments and contingencies

Operating lease as lessee

As disclosed in Note 2, the Group has adopted ASC Topic 842 on 1 January, 2019. Current and non-current portions of lease liabilities have been recorded as “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the balance sheet as at December 31, 2022 and 2023, except for short-term leases.

Financial investments

In 2022, the Group committed to invest US$10,000,000 in a VC fund. In 2023, the Group committed to increase its subscribed capital contribution in the VC fund.As of December 31, 2023, the Group’s remaining subscribed capital contribution was US$2,555,605 which has been paid as of the date of this annual report.

Short-term borrowings

As of December 31, 2023, the Group had short-term borrowings amounting to RMB565,000,000, such borrowings will be repaid with interests amounting to RMB26,770,972 in 2024. Interest payments are calculated using the interest rate as of December 31, 2023.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.